Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2024
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 27

Employee benefits: variable compensation

a) Plans offered
UBS has

several share-based

and other

deferred compensation

plans that

align the

interests of

Group Executive

Board
(GEB) members and other employees with the interests

of investors.

Share-based awards are granted

in the form of

notional shares and, where

permitted, carry a dividend

equivalent that may be
paid in notional shares or cash. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not
permitted for legal or tax reasons.

Deferred

compensation

awards

are

generally

forfeitable

upon,

among

other

circumstances,

voluntary

termination

of
employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special
provisions

for

regulated

employees.

For

the

majority

of

variable

compensation

awards

granted

under

such

plans

to
employees of UBS AG, the

grantor entity is UBS

Group AG. Expenses associated

with these awards

are charged by

UBS
Group AG to UBS AG. For the purpose of this Note, refere

nces to shares refer to UBS Group AG shares.
The most significant deferred compensation plans

are described below.
›
Refer to Note 1a

item 4 for a description of the accounting

policy related to share-based and other deferred compensation plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term

Incentive Plan

(the LTIP)

is a

mandatory deferral

plan for

GEB members

and Managing

Directors (MDs)
reporting to the GEB and their direct

reports at MD level.
The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-
year performance period: return

on common equity tier

1 (CET1) capital

and relative total shareholder return (TSR),

which
compares the TSR of UBS

with the TSR of

an index consisting of

listed Global Systemically Important Banks as

determined
by

the

Financial

Stability

Board

(excluding

UBS).

The

final

number

of

shares

vest

over

three

years

following

the
performance

period for

GEB

members

and

cliff

vest

in

the

year

following the

performance

period for

selected

senior
management.
Equity Ownership Plan / Fund Ownership Plan
The Equity Ownership Plan (the EOP) is the deferred share-based compensation plan for employees whose deferral is not within the scope of the LTIP.

EOP awards generally vest over three

years.

Certain Asset

Management employees

receive some

or all of

their EOP

in the form

of notional

funds (Fund

Ownership
Plan or FOP, previously

named AM EOP).

This plan is

generally delivered in

cash and vests

over three years.

The amount
delivered depends on the value of the underlying investment

funds at the time of vesting.
Deferred Contingent Capital Plan
The Deferred Contingent

Capital Plan (the DCCP)

is a deferred

compensation plan for all

employees who are

subject to
deferral requirements.

Such employees

are

awarded

notional additional

tier 1

(AT1)

capital instruments,

which, at

the
discretion of UBS, can be settled in cash or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear notional

interest

paid

annually

(except

for

certain

regulated

employees)

and

vest

in

full

after

five

years.

Awards

are
forfeited if a viability

event occurs (i.e. if

the Swiss Financial Market

Supervisory Authority (FINMA) notifies

the firm that
the DCCP

awards must

be written

down to

mitigate the

risk of

insolvency,

bankruptcy or

failure of

UBS) or

if the

firm
receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down if

the Group’s CET1 capital ratio falls

below a defined threshold. In

addition, GEB members
forfeit 20
% of DCCP awards for each loss-making year

during the vesting period.
Deferred compensation plans awarded to employees of Credit

Suisse
Existing compensation plans offered to employees of Credit Suisse prior to the acquisition
Credit Suisse offered

a range of compensation plans to its

employees. Generally,

outstanding deferred awards

continue
to vest

according to

their original

terms. Awards

referenced

to shares

of the

Credit Suisse

Group were

converted into
units over UBS Group shares according to the exchange ratio applied to the merger transaction (1 share in UBS

for
22.48
shares in Credit Suisse).

Unvested awards include upfront

cash awards, share awards

and other deferred awards

settled in cash and

continue to
be expensed over the future service period.

Upfront

cash

awards

are

subject

to

repayment

(clawback)

by

the

employee

in

the

event

of

voluntary

resignation,
termination for

cause or

other specified

events within

three years

from the

grant date.

The expense

is recognized

over
the three-year service period according to the clawback

provisions.

Share awards that were granted

as part of the

annual performance incentive typically vest over

three years with one-third
of the award vesting on each of the three anniversaries of the grant date.
Retention awards

were offered

to selected employees

of the Credit

Suisse Group

in 2023 prior

to the acquisition

date.
These awards were contingent on

the completion of the acquisition

and were delivered
50 % in cash (in general vesting
60

days from

the completion

of the

acquisition) and
50
% in

shares (in

general vesting

on the

first anniversary

of the
completion of the acquisition). Vesting periods are longer

for certain regulated employees.
Financial advisor variable compensation
In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global
Wealth Management consists of

cash compensation, determined

using a formulaic approach

based on production, and
deferred awards.

Cash

compensation

reflects

a

percentage

of

the

compensable

production

that

each

financial

advisor

generates.
Compensable production is generally based on transaction revenue and investment advisory fees and may reflect further adjustments. The percentage rate generally varies based

on the level of the production and firm tenure.
Financial advisors may

also be granted

deferred awards. These

amounts generally vest

over a six-year

period. The deferred
award takes into account the overall percentage rate

and production.

Cash compensation and deferred awards may be reduced for, among other things, errors, negligence or carelessness, or
failure to comply with the firm’s rules, standards, practices and / or policies, and / or applicable laws and regulations.

Financial

advisors

may

also

participate

in

additional

programs

to

support

promoting

and

developing

their

business

or
supporting the transition of

client relationships where appropriate.

Financial advisor compensation also includes

expenses
related to compensation commitments with financial advisors

entered into at the time of recruitment that are

subject to
vesting requirements.

b) Effect on the income statement
Effect on the income statement for the financial year and

future periods
The table

below provides

information about

compensation

expenses

related to

total variable

compensation that

were
recognized in the financial year ended 31 December 2024,

as well as expenses that were

deferred and will be recognized
in the income statement

for 2025 and

later. Deferred expenses

related to compensation

plans granted to employees

of
Credit Suisse

in 2023

and earlier

years are

presented under

Variable compensation

– other.

The expense

recognized in
2024 associated with

these awards was USD
122
m for outstanding deferred

compensation plans that existed

on the date
of the acquisition.
The majority

of expenses

deferred to

2025 and

later that

are related

to the

2024 performance

year pertain

to awards
granted in February 2025. The total unamortized compensation expense for unvested share-based awards granted up to
31 December 2024 will be recognized in future periods

over a weighted average period of
2.4

years.

Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later 1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,469 (59) 2,410 0 0 0
Deferred compensation awards 463 638 1,101 679 814 1,493
of which: Equity Ownership Plan 146 263 409 242 209 451
of which: Deferred Contingent Capital Plan 163 268 431 286 491 777
of which: Long-Term Incentive Plan 131 67 197 124 90 214
of which: Fund Ownership Plan 24 41 64 27 24 52
Variable compensation – performance awards 2,932 579 3,511 679 814 1,493
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial

advisors
33 474 507 422 2,231 2,653
Variable compensation – other
3
314 297 610 220 455 675
Total variable compensation 7,730 1,684 9,414
4
1,927 4,908 6,835
1 Estimate as of 31 December 2024. Actual amounts to be expensed in future periods may vary; e.g. due to forfeiture of awards

.

2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach based

on production, and

deferred awards. It

also includes expenses related

to compensation commitments

with financial advisors

entered into at the

time of recruitment that

are subject to
vesting requirements.

3 Consists

of existing deferred

awards and

retention awards

granted to

Credit Suisse

employees as

well as

replacement payments,

forfeiture credits,

severance payments,

retention plan
payments and interest expense

related to the Deferred Contingent

Capital Plan.

4 Includes USD
930
m in expenses related

to share-based compensation (performance awards:

USD
606 m; other variable compensation:
USD 105 m; financial advisor compensation: USD 219 m). A further USD 101
m in expenses related to share-based compensation was recognized within other expense categories included in Note 7 (salaries: USD
2 m
related to role-based allowances; social security: USD 74 m; other personnel expenses: USD 25 m related to the Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2023 Expenses deferred to 2024 and later 1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,884 (36) 1,848 0 0 0
Deferred compensation awards 356 637 993 537 731 1,268
of which: Equity Ownership Plan 95 319 415 180 235 416
of which: Deferred Contingent Capital Plan 124 233 357 216 436 652
of which: Long-Term Incentive Plan 121 39 160 112 33 145
of which: Fund Ownership Plan 15 45 61 28 27 55
Variable compensation – performance awards 2,240 601 2,841 537 731 1,268
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 501 822 2,062 2,884
Variable compensation – other
3
168 111 279 224 214 438
Total variable compensation 6,169 1,500 7,669
4
1,997 4,245 6,242
1 Estimate as of 31 December 2023. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash compensation,

determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD
818 m in expenses related
to share-based

compensation (performance

awards:

USD
575
m; other

variable compensation:

USD
46
m; financial

advisor compensation:

USD
197
m). A

further USD
135
m in

expenses related

to share-based
compensation was recognized within

other expense categories included

in Note 7 (salaries: USD
4
m related to role-based allowances;

social security: USD
109 m; other personnel expenses: USD 22 m related to the
Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,012 (9) 2,003 0 0 0
Deferred compensation awards 346 561 907 582 730 1,312
of which: Equity Ownership Plan 191 225 416 294 240 534
of which: Deferred Contingent Capital Plan 123 211 334 238 395 634
of which: Long-Term Incentive Plan 11 30 41 30 40 70
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,358 552 2,910 582 730 1,312
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
146 72 217 230 189 419
Total variable compensation 6,304 1,332 7,636
4
2,101 3,571 5,672
1 Estimate as of 31 December 2022. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash

compensation, determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD
680 m in expenses related
to share-based

compensation (performance

awards:

USD
457
m; other

variable

compensation: USD
56
m; financial

advisor compensation:

USD
166
m).

A further

USD
80
m in

expenses related

to share-based
compensation was recognized

within other expense

categories included in Note

7 (salaries: USD
4
m related to role-based

allowances; social security:

USD
57
m; other personnel expenses:

USD
19 m related to the
Equity Plus Plan).

c) Outstanding share-based compensation awards
Share and performance share awards
Movements in

outstanding share

-based awards

granted by

UBS AG and

its subsidiaries

to employees

during 2024

and
2023 are provided in the table below.

Movements in outstanding share-based compensation

awards

Number of shares
2024
Weighted

average grant

date fair

value (USD)
Number of shares
2023
Weighted

average grant

date fair

value (USD)
Outstanding, at the beginning of the year 756,925 19 614,428 17
Share obligations assumed at merger with Credit Suisse

AG
7,697,548 20
Awarded during the year 151,964 26 279,310 20
Distributed during the year (1,202,448) 20 (132,770) 15
Forfeited during the year (219,425) 21 (4,043) 19
Outstanding, at the end of the year 7,184,565 20 756,925 19
of which: shares vested for accounting purposes 4,936,340 217,420

The

total

carrying

amount

of

the

liability

related

to

cash-settled

share-based

awards

as

of

31 December

2024

and
31 December 2023 was USD 22 m and USD 14 m, respectively.
d) Valuation
UBS share awards
UBS measures compensation expense

based on the average market

price of UBS shares

on the grant date as quoted

on
the SIX

Swiss Exchange,

taking into

consideration post-vesting

sale and

hedge restrictions,

non-vesting conditions

and
market conditions, where

applicable. The fair

value of

the share awards subject

to post-vesting sale

and hedge restrictions
is discounted on

the basis of

the duration of

the post-vesting restriction

and is referenced

to the cost

of purchasing

an
at-the-money European

put option

for the

term of

the transfer

restriction. The

grant date

fair value

of notional

shares
without dividend

entitlements also

includes a

deduction for

the present

value of

future

expected dividends

to be

paid
between the grant date and distribution.